Right of use assets and related lease liabilities - Future minimum lease payments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 734,083
Discounting effect	(130,651)
Prepaid interest expense	(639)
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	77,497
1 - 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	284,151
5+ years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 372,435